Concentration of Risk - Schedule of Major Customers (Details) - Customer Concentration Risk [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Customer A [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%		12.00%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	33.00%		31.00%
Customer C [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	42.00%	10.00%	12.00%	13.00%
Customer C [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%	18.00%	10.00%	13.00%
Customer K [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%
Customer K [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%
Customer L [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	14.00%
Customer L [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%
Iluminar [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	10.00%	19.00%	17.00%	10.00%
Iluminar [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage	30.00%	23.00%	35.00%	18.00%
Customer G [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		10.00%		10.00%
Customer G [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		41.00%		31.00%
Customer H [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		10.00%		10.00%
Customer H [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		16.00%		12.00%
Customer I [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		10.00%		10.00%
Customer I [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		13.00%		10.00%
Customer J [Member] | Revenue, Product and Service Benchmark [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		15.00%
Customer J [Member] | Accounts Receivable [Member]
Schedule of Major Customers [Line Items]
Major Customers Risk Percentage		10.00%